                                   FORM N-SAR
                                  ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:   ____/____/____  (a)

             or fiscal year ending:    12 / 31 / 01   (b)
                                      --------------

Is this a transition report? (Y/N)      N
                                    --------------

Is this an amendment to a previous filing? (Y/N)       N
                                                     ----------

Those items or sub-items with a box "[_]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.   A.  Registrant Name:     Separate Account VA E

     B.  File Number: 811-09847

     C.  Telephone Number:   319-297-8121


2.   A.  Street:  4333 Edgewood Road N.E.

     B.  City:    Cedar Rapids    C. State: IA  D. Zip Code: 52499  Zip Ext:0001

     E.  Foreign Country:                       Foreign Postal Code:


3.   Is this the first filing on this form by Registrant? (Y/N)         N
                                                                ----------------


4.   Is this the last filing on this form by Registrant? (Y/N)          N
                                                               -----------------


5.   Is Registrant a small business investment company (SBIC)? (Y/N)    N
                                                                     -----------
     [If answer is "Y" (Yes), complete only items 89 through 110.]


6.   Is Registrant a unit investment trust (UIT)? (Y/N)                 Y
                                                        ------------------------
     [If answer if "Y" (Yes), complete only items 111 through 132.]


7.   A.    Is Registrant a series or multiple portfolio company? (Y/N)
                                                                       ---------
     [If answer is "N" (No), go to item 8.]


     B. How many separate series or portfolios did Registrant have at the end of the period?____________________________________________

                                      01
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                                                           Page 47, "X" box: [_]



For period ending   12/31/2001
                  --------------------------

File number 811-09847
                ----------------------------


UNIT INVESTMENT TRUSTS

111.   A.  [_]  Depositor Name:             Transamerica Life Insurance Company
                                --------------------------------------------------------------------------

       B.  [_]  File Number (If any):____________________________


       C.  [_]  City:  Cedar Rapids          State:   IA           Zip Code:   52499              Zip Ext.: 0001
                      ----------------------        --------------           --------------------          --------

           [_]  Foreign Country: _________________________________ Foreign Postal Code: ___________________________



111.   A.  [_]  Depositor Name: ___________________________________________________________________________________

       B.  [_]  File Number (If any): ____________________________

       C.  [_]  City: ______________________ State: ______________ Zip Code: ____________________ Zip Ext.:________

           [_]  Foreign Country: _________________________________ Foreign Postal Code: ________________________


112.   A.  [_]  Sponsor Name:       Transamerica Life Insurance Company
                              -------------------------------------------------------------------------------------

       B.  [_]  File Number (If any): ____________________________


       C.  [_]  City:  Cedar Rapids          State:   IA           Zip Code:   52499              Zip Ext.: 0001
                      ----------------------        --------------           --------------------          --------

           [_]  Foreign Country: ________________________________  Foreign Postal Code: ____________________________


112.   A.  [_]  Sponsor Name: _____________________________________________________________________________________

       B.  [_]  File Number (If any): ____________________________

       C.  [_]  City: ______________________ State: ______________ Zip Code: ____________________ Zip Ext.:________

           [_]  Foreign Country: _________________________________ Foreign Postal Code: ___________________________

                                      47
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                                                         If filing more than one
                                                           Page 49, "X" box: [_]


For period ending   12/31/2001
                  --------------------------

File number 811-  09847
                ----------------------------

116.   Family of investment companies information:
       A.  [_]  Is Registrant part of a family of investment companies? (Y/N)                                   N
                                                                              -------------------------------------
                                                                                                                 Y/N
       B.  [_]  Identify the family in 10 letters: __ __ __ __ __ __ __ __ __ __
                (NOTE: In filing this form, use this identification consistently for all investment companies in family.  This designation is for purposes of this form only.)


117.   A.  [_]  Is Registrant a separate account of an insurance company? (Y/N)                                 Y
                                                                                -------------------------- --------
                                                                                                                 Y/N
       If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

       B.  [_]  Variable annuity contracts? (Y/N)                                                               Y
                                                  -----------------------------------------------------------------
                                                                                                                 Y/N
       C.  [_]  Scheduled premium variable life contracts? (Y/N)                                                N
                                                                 --------------------------------------------------
                                                                                                                 Y/N
       D.  [_]  Flexible premium variable life contracts? (Y/N)                                                 N
                                                                ---------------------------------------------------
                                                                                                                 Y/N
       E.  [_]  Other types of insurance products registered under the Securities Act of 1933? (Y/N)            N
                                                                                                     --------------
                                                                                                                 Y/N

118.   [_] State the number of series existing at the end of the period that had securities registered
           under the Securities Act of 1933                                                                      1
                                            -----------------------------------------------------------------------


119.   [_] State the number of new series for which registration statements under the Securities Act
           of 1933 became effective during the period                                                           0
                                                      -------------------------------------------------------------


120.   [_] State the total value of the portfolio securities on the date of deposit for the new series
           included in item 119 ($000's omitted)                                                           $  0
                                                 ------------------------------------------------------------------


121.   [_] State the number of series for which a current prospectus was in existence
           at the end of the period.                                                                         1
                                     ---------------------------------------------------------------------------


122.   [_] State the number of existing series for which additional units were registered under the
           Securities Act of 1933 during the current period                                                     1
                                                            -------------------------------------------------------

                                      49
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                                                         If filing more than one
                                                           Page 50, "X" box: [_]


For period ending  12/31/2001
                 ---------------------------

File number 811-  09847
                ----------------------------

123.   [_] State the total value of the additional units considered in answering item 122 ($000's) omitted.       $15,067
                                                                                                                  --------
124.   [_] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed
           in the subsequent series) ($000's omitted)                                                             $     0
                                                      --------------------------------------------------------------------

125.   [_] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of
           all series of Registrant ($000's omitted)                                                              $     0
                                                     ---------------------------------------------------------------------

126.   [_] Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
           Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent
           series.) ($000's omitted)                                                                              $     0
                                    --------------------------------------------------------------------------------------
127.   [_] List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of the date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current
           period (excluding distributions of realized gains, if any):                                            $
                                                                       ---------------------------------------------------

                                                                   Number of                         Total Income
                                                                    Series       Total Assets       Distributions
                                                                   Investing   ($000's omitted)    ($000's omitted)
                                                                   ---------   ----------------    ----------------

A.       U.S. Treasury direct issue                               ________     $____________      $____________

B.       U.S. Government agency                                   ________     $____________      $____________

C.       State and municipal tax-free                             ________     $____________      $____________

D.       Public utility debt                                      ________     $____________      $____________

E.       Brokers or dealers debt or
         debt of brokers' or dealers' parent                      ________     $____________      $____________

F.       All other corporate intermed. & long-term debt           ________     $____________      $____________

G.       All other corporate short-term debt                      ________     $____________      $____________

H.       Equity securities of brokers or dealers
         or parents of brokers or dealers                         ________     $____________      $____________

I.       Investment company equity securities                       1          $  14,886          $   38
                                                                 ---------     -------------      -------------

J.       All other equity securities                             _________     $____________      $____________

K.       Other securities                                        _________     $____________      $____________

L.       Total assets of all series of registrant                   1          $  14,886          $   38
                                                                 ---------     -------------      -------------

                                      50
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                                                         If filing more than one
                                                           Page 51, "X" box: [_]

For period ending  12/31/2001
                 ---------------------------

File number 811-  09847
                ----------------------------

128.   [_] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity
           other than the issuer? (Y/N)                                                                         N
                                        ---------------------------------------------------------------------------
                                                                                                                 Y/N
           [If answer is "N" (No), go to item 131.]

129.   [_] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
                                                                         ------------------------------------------
                                                                                                                 Y/N
           [If answer is "N" (No), go to item 131.]

130.   [_] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
                                                                                          -------------------------
                                                                                                                 Y/N

131.   [_] Total expenses incurred by all series of Registrant during the current reporting period
           ($000's omitted)                                                                                $    80
                            ---------------------------------------------------------------------------------------

132.   [_] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

           811-                  811-               811-               811-               811-

           811-                  811-               811-               811-               811-

           811-                  811-               811-               811-               811-

           811-                  811-               811-               811-               811-

           811-                  811-               811-               811-               811-

           811-                  811-               811-               811-               811-

           811-                  811-               811-               811-               811-

           811-                  811-               811-               811-               811-

           811-                  811-               811-               811-               811-


                                      51
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FORM N-SAR  - SEPARATE ACCOUNT VA E,
A SEPARATE ACCOUNT OF TRANSAMERICA LIFE INSURANCE COMPANY
FILE NO. 811-09847



This report is signed on behalf of the registrant in the City of Cedar Rapids and the State of Iowa on the 25th day of February, 2002.



                                       TRANSAMERICA LIFE INSURANCE COMPANY

                                       By:            /s/ Ronald L. Ziegler
                                             -----------------------------------
                                             Ronald L. Ziegler
                                             Vice President and Actuary


Witness:


         /s/ Frank A. Camp
------------------------------------
Frank A. Camp
Division General Counsel
Financial Markets Group
Transamerica Life Insurance Company